Convertible Debentures, Notes and Other Debt - Schedule of Convertible Debentures (Details) (10-K) (Parenthetical)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
5% Convertible Note Payable - Stephen Boesch [Member]
Interest rate	5.00%	5.00%	5.00%
5% Convertible Note Payable - Related Party [Member]
Interest rate	5.00%	5.00%	5.00%
5% Convertible Note Payable - Dr Sanjay Jha (Through His Family Trust) [Member]
Interest rate		5.00%	5.00%
5% Convertible Note Payable - CEO, CTO & CFO [Member]
Interest rate	5.00%	5.00%	5.00%
5% Convertible Note Payable - Bridge Investors [Member]
Interest rate	5.00%	5.00%	5.00%
10% Convertible Note Payable, Due June 12, 2022 [Member] | Peak One [Member]
Interest rate		10.00%	10.00%
10% Convertible Note Payable, Due June 12, 2022 [Member] | Peak One Opportunity Fund, L.P [Member]
Interest rate		10.00%	10.00%
10% Convertible Note Payable, Due April 23, 2022 [Member] | Bridge Investor [Member]
Interest rate	10.00%	10.00%	10.00%
10% Convertible Note Payable, Due April 23, 2022 [Member] | Related Party [Member]
Interest rate	10.00%	10.00%	10.00%
10% Convertible Note Payable, Due April 23, 2022 [Member] | TFK Investments, LLC [Member]
Interest rate		10.00%	10.00%
10% Convertible Note Payable, Due August 6, 2022 [Member] | Bridge Investor [Member]
Interest rate	10.00%	10.00%	10.00%